Stockholders' Equity (Details 4) - Warrants [Member] - $ / shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding and vested, Beginning balance	2,453,757	971,718
Number of Shares, Issued	2,691,123	1,486,482
Number of Shares, Exercised	(25,004)	(4,443)
Number of Shares, Forfeited/Expired	(689,894)
Number of Shares, Outstanding and vested, Ending balance	4,429,982	2,453,757
Weighted Average Exercise Price Per Share, Outstanding and vested, Beginning balance	$ 15.845	$ 30.85
Weighted Average Exercise Price Per Share, Issued	7.10	6.00
Weighted Average Exercise Price Per Share, Exercised	0.004	0.004
Weighted Average Exercise Price Per Share, Forfeited/Expired	18.94
Weighted Average Exercise Price Per Share, Outstanding and vested, Ending balance	$ 7.12	$ 15.845